SHARE-BASED COMPENSATION - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2010	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (as percent of total issued and outstanding)	5.00%
Shares authorized threshold (as percent of outstanding)	1.00%
Granted (in shares)		1,376,628	2,801,437	1,111,836
Share-based compensation expense		$ 117,943	$ 77,277	$ 47,150
Unrecognized compensation expense recognition period (in years)		4 years 9 months 18 days
Share options, exercised intrinsic value		$ 12,139	19,863	5,811
Share options, vested fair value		3,225	2,764	$ 2,256
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)				4 years
Share-based compensation expense		3,916	$ 3,046	$ 2,820
Unrecognized compensation expense		$ 15,643
Unrecognized compensation expense recognition period (in years)		3 years 9 months 18 days
Share options granted (in shares)		203,179	23,000	89,160
Share options low limit (per share)		$ 63.00	$ 107.67	$ 40.05
Share options high limit (per share)		$ 115.80	$ 109.98	$ 102.00
Non-vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		1,376,628	2,801,437	1,111,836
Share-based compensation expense		$ 114,027	$ 74,231	$ 44,330
Non-vested shares fair value		77,012	$ 41,527	$ 35,175
Non vested unrecognized compensation expense		$ 406,824
Minimum | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)		3 years	3 years
Share options expiration (in years)		10 years
Minimum | Non-vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)		3 years	1 year	1 year
Maximum | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)		4 years	4 years
Share options expiration (in years)		12 years
Maximum | Non-vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)		8 years	13 years	10 years